Selling and Administrative Expenses	9 Months Ended
Sep. 30, 2022
Selling and administrative expenses [Abstract]
Selling and administrative expenses
4. Selling and administrative expenses

There were £15,184,000 and £24,343,000, respectively, of foreign exchange gains, which the Group classifies within Selling and administrative expenses, for the three and nine months ended September 30, 2022, compared to gains of £3,338,000 and £1,080,000 in the three and nine months ended September 30, 2021. These gains arise on a number of foreign currency items, and the translation of monetary foreign currency balances in the Group’s main operating subsidiary in the United Kingdom has been significantly impacted by changes in exchange rates between pounds sterling and U.S. dollars in the three months ended September 30, 2022. The Group periodically assesses its exposure to foreign currency fluctuations and, to the extent practical, seeks to minimize foreign currency risk by maintaining cash and cash equivalents of each currency at levels sufficient to meet foreseeable expenditure. The Group has not to date entered into hedging instruments to reduce the impact of foreign currency fluctuations, but it may do so in the future.